Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2025	December 31, 2024
Equipment, fixtures and furniture	$87,916	$81,810
Less: accumulated depreciation	(28,576)	(17,431)
Total	$59,340	$64,379

Depreciation expenses included in general and administration expenses for the year ended December 31, 2025, 2024 and 2023 were $16,246, $10,199 and $2,452 respectively. During the year ended December 31, 2025 and 2023, the Company disposed some equipment, fixtures and furniture and the loss of disposal was $109 and $466 and no disposal of assets occurred for the year ended December 31, 2024. There were no impairments recognized during the year ended December 31, 2025, 2024 and 2023.